Mortgage Loans Held for Sale at Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgage Loans Held for Sale at Fair Value
Mortgage Loans Held for Sale at Fair Value

Note 9—Mortgage Loans Held for Sale at Fair Value

        Mortgage loans held for sale at fair value include the following:

	June 30, 2013	December 31, 2012
	(in thousands)
Conforming	$102,366	$50,003
Government-insured or guaranteed	549,450	398,381
Repurchased mortgage loans	4,525	—

	$656,341	$448,384

Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	$646,944	$438,850

Note 9—Mortgage Loans Held for Sale at Fair Value

        Mortgage loans held for sale at fair value include the following:

	December 31,
	2012	2011
	(in thousands)
Conforming	$50,003	$19,860
Government-insured or guaranteed	398,381	69,997

	$448,384	$89,857

        At December 31, 2012 and 2011, the Company had pledged $438,850,000 and $86,787,000, respectively, in fair value of mortgage loans held for sale to secure loans sold under agreements to repurchase.